Condensed Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Retained Earnings
Balance (in shares) at Dec. 31, 2014		77.4
Balance at Dec. 31, 2014	$ 1,013.3	$ 77.4	$ 788.3	$ (443.1)	$ 590.7
Net (loss) income	55.4	0.0	0.0	0.0	55.4
Other comprehensive income	8.8	0.0	0.0	8.8	0.0
Dividends paid:
Common stock ($0.40 per share)	$ (31.0)	$ 0.0	0.0	0.0	(31.0)
Common stock issued for:
Stock options exercised (in shares)	0.1	0.1
Stock options exercised	$ 3.1	$ 0.1	3.0	0.0	0.0
Other Transactions (in shares)		0.0
Other Transactions	(0.3)	$ 0.0	(0.3)	0.0	0.0
Stock-based compensation	3.2	$ 0.0	3.2	0.0	0.0
Balance (in shares) at Jun. 30, 2015		77.5
Balance at Jun. 30, 2015	1,052.5	$ 77.5	794.2	(434.3)	615.1
Balance (in shares) at Dec. 31, 2015		165.1
Balance at Dec. 31, 2015	2,418.8	$ 165.1	2,236.4	(492.5)	509.8
Net (loss) income	(38.9)	0.0	0.0	0.0	(38.9)
Other comprehensive income	13.2	0.0	0.0	13.2	0.0
Dividends paid:
Common stock ($0.40 per share)	$ (66.1)	$ 0.0	0.0	0.0	(66.1)
Common stock issued for:
Stock options exercised (in shares)	0.1	0.0
Stock options exercised	$ 0.2	$ 0.0	0.2	0.0	0.0
Other Transactions (in shares)		0.1
Other Transactions	0.8	$ 0.1	0.7	0.0	0.0
Stock-based compensation	3.0	$ 0.0	3.0	0.0	0.0
Balance (in shares) at Jun. 30, 2016		165.2
Balance at Jun. 30, 2016	$ 2,331.0	$ 165.2	$ 2,240.3	$ (479.3)	$ 404.8